Supplement dated May 24, 2018
to the Prospectus of each of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Aggressive Portfolio	5/1/2018
Variable Portfolio - Conservative Portfolio	5/1/2018
Variable Portfolio - Moderately Aggressive Portfolio	5/1/2018
Variable Portfolio - Moderately Conservative Portfolio	5/1/2018
Variable Portfolio - Moderate Portfolio	5/1/2018
Effective immediately, the list of portfolio managers under the caption “Fund Management” in each Fund's summary section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-Portfolio Manager	2015
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-Portfolio Manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-Portfolio Manager	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager	May 2018
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-Portfolio Manager	2015
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-Portfolio Manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-Portfolio Manager	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager	May 2018
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6534-31 A (5/18)

Supplement dated May 24, 2018
to the Prospectuses of each of the following funds:
Fund	Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2018
Variable Portfolio – Managed Risk U.S. Fund	5/1/2018
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2018
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2018
Variable Portfolio – Managed Volatility Growth Fund	5/1/2018
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2018
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2018
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2018
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2018
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the Summary of the Fund section in each Fund's prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Variable Portfolio (VP) – Managed Risk Fund and VP – Managed Risk U.S. Fund	For VP – Managed Volatility Conservative Fund, VP – Managed Volatility Conservative Growth Fund, VP - Managed Volatility Growth Fund and VP – Managed Volatility Moderate Growth Fund	For VP – U.S. Flexible Conservative Growth Fund, VP – U.S. Flexible Growth Fund and VP – U.S. Flexible Moderate Growth Fund
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Lead Portfolio Manager	September 2017	2014	2016
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Portfolio Manager	September 2017	2015	2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	September 2017	2016	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	May 2018	May 2018	May 2018
The rest of the section remains the same.
C-2030-2 A (5/18)

Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section in each Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
			For Variable Portfolio (VP) – Managed Risk Fund and VP – Managed Risk U.S. Fund	For VP – Managed Volatility Conservative Fund, VP – Managed Volatility Conservative Growth Fund, VP - Managed Volatility Growth Fund and VP – Managed Volatility Moderate Growth Fund	For VP – U.S. Flexible Conservative Growth Fund, VP – U.S. Flexible Growth Fund and VP – U.S. Flexible Moderate Growth Fund
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Lead Portfolio Manager	September 2017	2014	2016
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Portfolio Manager	September 2017	2015	2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Portfolio Manager	September 2017	2016	2016
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	May 2018	May 2018	May 2018
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
C-2030-2 A (5/18)